CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Millions	Total	Common Stock	Capital Surplus	Retained Earnings	Unearned Stock	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest
Balances at Jun. 27, 2009	$ 2,070	$ 7	$ 17	$ 2,721	$ (104)	$ (605)	$ 34
Restatement adjustments	(65)		(6)	(60)		1
Balances	2,005	7	11	2,661	(104)	(604)	34
Net income - as restated	539			518			21
Translation adjustments, net of tax of $(71) in 2010, $47 in 2011 and $(17) in 2012	(85)					(85)
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax of $(4) in 2010, $(5) in 2011 and $0 in 2012	8					8
Pension/Postretirement activity, net of tax of $74 in 2010, $(125) in 2011 and $26 in 2012	(235)					(235)
Other comprehensive income activity, net of tax	2					2
Comprehensive income	229						21
Dividends on common stock	(302)			(302)
Dividends paid on noncontrolling interest/Other	(2)						(2)
Disposition of noncontrolling interest	(25)						(25)
Stock issuances - Restricted stock	27		27
Stock option and benefit plans	19		19
Share repurchases and retirement	(500)		(47)	(453)
ESOP tax benefit, redemptions and other	8		1		7
Balances at Jul. 03, 2010	1,459	7	11	2,424	(97)	(914)	28
Net income - as restated	1,272			1,263			9
Translation adjustments, net of tax of $(71) in 2010, $47 in 2011 and $(17) in 2012	325					325
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax of $(4) in 2010, $(5) in 2011 and $0 in 2012	7					7
Pension/Postretirement activity, net of tax of $74 in 2010, $(125) in 2011 and $26 in 2012	317					317
Comprehensive income	1,921						9
Dividends on common stock	(278)			(278)
Dividends paid on noncontrolling interest/Other	(5)						(5)
Disposition of noncontrolling interest	(3)						(3)
Stock issuances - Restricted stock	34		25	9
Stock option and benefit plans	58		58
Share repurchases and retirement	(1,313)	(1)	(55)	(1,257)
ESOP tax benefit, redemptions and other	20				20
Balances at Jul. 02, 2011	1,893	6	39	2,161	(77)	(265)	29
Net income - as restated	848			845			3
Translation adjustments, net of tax of $(71) in 2010, $47 in 2011 and $(17) in 2012	(23)					(23)
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax of $(4) in 2010, $(5) in 2011 and $0 in 2012	2					2
Pension/Postretirement activity, net of tax of $74 in 2010, $(125) in 2011 and $26 in 2012	(21)					(21)
Comprehensive income	806						3
Dividends on common stock	(138)			(138)
Dividends paid on noncontrolling interest/Other	(2)						(2)
Disposition of noncontrolling interest	(29)						(29)
Repurchase of noncontrolling interest	(10)		(9)				(1)
Spin-off of Int'l Coffee & Tea Business	(2,408)		(5)	(2,566)		163
Stock issuances - Restricted stock	14		21	(7)
Stock option and benefit plans	94		94
Reverse stock split		(5)	5
ESOP tax benefit, redemptions and other	15		(1)		16
Balances at Jun. 30, 2012	$ 235	$ 1	$ 144	$ 295	$ (61)	$ (144)